Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 93	$ 66	$ 78
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	643	482	473
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	112	562	299
Net income from investments in associated corporations	$ (177)	$ (141)	$ (137)